Business Combinations - Summary of Cash Flow On Acquisition (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Cash Flow On Acquisition [Line Items]
Cash paid	€ (21,365)
Net cash acquired with the subsidiaries	41,178	€ 30,191
Net cash flow on acquisition	19,813
Raging River Trading Proprietary Limited [Member]
Disclosure Of Detailed Information About Cash Flow On Acquisition [Line Items]
Cash paid	(2,103)
Net cash acquired with the subsidiaries	10,301
Net cash flow on acquisition	8,198
Webhost Limited [Member]
Disclosure Of Detailed Information About Cash Flow On Acquisition [Line Items]
Cash paid	(2,900)
Net cash acquired with the subsidiaries	1,038
Net cash flow on acquisition	(1,862)
Partner Media Limited [Member]
Disclosure Of Detailed Information About Cash Flow On Acquisition [Line Items]
Cash paid	(700)
Net cash acquired with the subsidiaries	732
Net cash flow on acquisition	32
Buffalo Partners Limited [Member]
Disclosure Of Detailed Information About Cash Flow On Acquisition [Line Items]
Cash paid	(2,515)
Net cash acquired with the subsidiaries	4,887
Net cash flow on acquisition	2,372
Digiproc Consolidated Limited [Member]
Disclosure Of Detailed Information About Cash Flow On Acquisition [Line Items]
Cash paid	(9,200)
Net cash acquired with the subsidiaries	5,916
Net cash flow on acquisition	(3,284)
Digiprocessing (Mauritius) Limited [Member]
Disclosure Of Detailed Information About Cash Flow On Acquisition [Line Items]
Cash paid	0
Net cash acquired with the subsidiaries	30
Net cash flow on acquisition	30
Raichu Investments Proprietary Limited [Member]
Disclosure Of Detailed Information About Cash Flow On Acquisition [Line Items]
Cash paid	(1,497)
Net cash acquired with the subsidiaries	1,162
Net cash flow on acquisition	(335)
Red Interactive Limited [Member]
Disclosure Of Detailed Information About Cash Flow On Acquisition [Line Items]
Cash paid	(2,200)
Net cash acquired with the subsidiaries	3,353
Net cash flow on acquisition	1,153
Haber Investments Limited [Member]
Disclosure Of Detailed Information About Cash Flow On Acquisition [Line Items]
Cash paid	0
Net cash acquired with the subsidiaries	13,759
Net cash flow on acquisition	13,759
Smart Business Solutions S.A. [Member]
Disclosure Of Detailed Information About Cash Flow On Acquisition [Line Items]
Cash paid	(8)
Net cash acquired with the subsidiaries	0
Net cash flow on acquisition	(8)
TheSpike.GG [Member]
Disclosure Of Detailed Information About Cash Flow On Acquisition [Line Items]
Cash paid	(242)
Net cash acquired with the subsidiaries	0
Net cash flow on acquisition	€ (242)